Plan's Benefit Obligations, Fair Value of Plan Assets, and Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligation	$ 258	$ 470
Fair value of plan assets	303	300
Defined Benefit Plan, Funded Status of Plan	(45)	170
Noncurrent liabilities (assets)	(45)	170
Accumulated other comprehensive income	0	0
Net amount recognized	(45)	170
Amounts recognized in accumulated comprehensive income consist of:
Unrecognized net gain	$ 0	$ 0